Securitisation, covered bonds and other transferred assets (Details) $ in Millions	Sep. 30, 2020 AUD ($) item	Sep. 30, 2019 AUD ($) item
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	$ 88,410	$ 66,651
Carrying amount of associated liabilities	71,814	56,831
Fair value of transferred assets	8,072	8,268
Fair value of associated liabilities	7,994	8,177
Net fair value position	78	91
Securitisation
Securitisation, covered bonds and other transferred assets
Undrawn funding and liquidity facilities	492	537
Carrying amount of transferred assets	8,029	8,221
Carrying amount of associated liabilities	8,000	8,190
Fair value of transferred assets	8,072	8,268
Fair value of associated liabilities	7,994	8,177
Net fair value position	$ 78	$ 91
Covered bonds
Securitisation, covered bonds and other transferred assets
Number of covered bond programs | item	2	2
Carrying amount of transferred assets	$ 43,654	$ 44,676
Carrying amount of associated liabilities	36,051	38,037
Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	36,727	13,754
Carrying amount of associated liabilities	27,763	10,604
Parent Entity
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	215,076	153,140
Carrying amount of associated liabilities	200,689	144,910
Fair value of transferred assets	141,991	101,871
Fair value of associated liabilities	138,870	100,268
Net fair value position	3,121	1,603
Parent Entity | Securitisation
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	141,660	101,689
Carrying amount of associated liabilities	141,000	101,146
Fair value of transferred assets	141,991	101,871
Fair value of associated liabilities	138,870	100,268
Net fair value position	3,121	1,603
Parent Entity | Covered bonds
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	36,689	37,697
Carrying amount of associated liabilities	31,926	33,160
Parent Entity | Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	36,727	13,754
Carrying amount of associated liabilities	$ 27,763	$ 10,604